Note 15 - Shareholders' Equity (Details Textual) (USD $)	1 Months Ended				3 Months Ended								12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Oct. 28, 2011	Oct. 31, 2010	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012	Sep. 20, 2012
Stockholders' Equity Note [Abstract]
Common Stock, Shares, Issued					6,839,778				6,570,734				6,839,778	6,570,734
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																320,000
Purchase And Retire Percentage Of Shares In Common Stock Outstanding																4.90%
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased					79,036								79,036
Common Stock Dividends, Rights Per Share			1
Minimum Percentage of Stock Owner in Stockholder Protection Rights Agreement					15.00%								15.00%
Preferred Stock, Exercise Price													$ 25
Preferred Stock, Number of Votes													1,000
Preferred Stock, Dividend Rate, Percentage													1000.00%
Preferred Stock, Redemption Price Per Share					$ 0.0001								$ 0.0001
Preferred Stock, Capital Shares Reserved for Future Issuance					100,000								100,000
Common Stock, Dividends, Per Share, Declared	$ 0.02	$ 0.015		$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.08	$ 0.08	$ 0.06
Common Stock, Shares, Outstanding					6,839,778				6,570,734				6,839,778	6,570,734
Preferred Stock Dividends, Rights Per Share, No Par Value													$ 0
Common Stock Dividends, Rights Per Share, No Par Value			$ 0
Series A Preferred Stock [Member]
Stockholders' Equity Note [Abstract]
Common Stock Dividends, Rights, Preferred Shares Per Right													0.001
Maximum [Member]
Stockholders' Equity Note [Abstract]
Stock Repurchase Program, Period in Force													2 years
Minimum [Member]
Stockholders' Equity Note [Abstract]
Stock Repurchase Program, Period in Force													1 year